Deposits	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Deposits
Deposits

Total time deposits in denominations of $100,000 or greater was $46.5 billion at Dec. 31, 2014, and $51.8 billion at Dec. 31, 2013. At Dec. 31, 2014, the scheduled maturities of all time deposits are as follows: 2015 – $47.4 billion; 2016 – $2 million; 2017 – $28 million; 2018 – $2 million; 2019 – $- million; and 2020 and thereafter – $70 million.